SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 2,995	$ 2,995
Less, accumulated depreciation	(2,497)	(1,499)
Equipment, net	498	1,496
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 2,995	$ 2,995